Summary of Significant Accounting Policies - Employee Benefit Expenses Recognized under Plans (Detail) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Multiemployer Plans [Line Items]
Total employee benefit expenses	14,681,813	12,870,249	10,367,665
Cost of revenues [Member]
Multiemployer Plans [Line Items]
Total employee benefit expenses	3,188,742	3,040,042	2,777,669
Research and development expenses [Member]
Multiemployer Plans [Line Items]
Total employee benefit expenses	4,520,663	3,622,003	2,938,029
Selling and marketing expenses [Member]
Multiemployer Plans [Line Items]
Total employee benefit expenses	4,379,517	4,174,193	2,726,135
General and administrative expenses [Member]
Multiemployer Plans [Line Items]
Total employee benefit expenses	2,592,891	2,034,011	1,925,832